SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Capitalized cost of internal-use software	$ 4.6	$ 6.2	$ 7.5
Unamortized software costs	18.0	17.7
Amortization expense capitalized	$ 6.6	$ 6.7	$ 4.2
IP services
Accounting Policies [Line Items]
Incremental fair value of goddwill than carryig value	13.00%
Goodwill	$ 33.7
IP Products
Accounting Policies [Line Items]
Goodwill	$ 5.8
Network equipment
Accounting Policies [Line Items]
Estimated useful lives of assets (in years)	five years
Furniture Equipment and Software
Accounting Policies [Line Items]
Estimated useful lives of assets (in years)	three to seven years
Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives of assets (in years)	10 to 25 years or over the lease term
Minimum
Accounting Policies [Line Items]
Percentage of ownership interest in the voting stock	20.00%
Minimum | Acquired technology
Accounting Policies [Line Items]
Amortized period of assets	5 years
Minimum | Customer relationships and trade names
Accounting Policies [Line Items]
Amortized period of assets	10 years
Minimum | Leasehold improvements
Accounting Policies [Line Items]
Duration of lease obligations and commitments	3 years
Maximum
Accounting Policies [Line Items]
Percentage of ownership interest in the voting stock	50.00%
Maximum | Acquired technology
Accounting Policies [Line Items]
Amortized period of assets	8 years
Maximum | Customer relationships and trade names
Accounting Policies [Line Items]
Amortized period of assets	15 years
Maximum | Leasehold improvements
Accounting Policies [Line Items]
Duration of lease obligations and commitments	25 years